Convertible Notes Payable (Details Narrative) (10-K) - USD ($)												3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 15, 2017	Sep. 01, 2017	Aug. 08, 2017	Jun. 01, 2017	May 02, 2017	Apr. 11, 2017	Apr. 07, 2017	Jun. 30, 2016	Jun. 09, 2016	Mar. 09, 2016	Sep. 14, 2015	Mar. 31, 2018	Jun. 30, 2016	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 02, 2017	Oct. 01, 2017	May 06, 2016	Apr. 06, 2016	Mar. 12, 2016	Sep. 08, 2015
Agreed to invested in exchange for note payable															$ 1,105,590	$ 1,081,034
Common stock discounted percentage															60.00%
Extinguishment of debt amount
Debt instrument convertible debt												$ 8,305			$ 8,305	$ 308,582
Accrued interest														825,407
Convertible notes payable
Common stock par value															$ 0.001	$ 0.001
April 2017 Old Main Note [Member]
Note payable principal amount															$ 83,333	$ 83,333
Accrued interest															98,553	31,923
Accrued and unpaid interest															4,167	4,167
Accounts payable and accrued liabilities															94,386	27,757
April 2017 SBI Note [Member]
Note payable principal amount															71,667	71,667
Accrued interest															84,605	27,359
Accrued and unpaid interest															3,583	3,583
Accounts payable and accrued liabilities															$ 81,022	23,775
September 2015 Note [Member]
Number of common stock shares issued for purchase of warrants															28,333
Warrants term															5 years
Warrants exercise price per share																							$ 7.88
Old Main Capital Commitment Fee Note [Member]
Note payable principal amount								$ 250,000	$ 250,000				$ 250,000
Old Main Capital Bridge Note [Member]
Note payable principal amount								296,153	296,153				296,153
Old Main Capital Note [Member]
Note payable principal amount								87,912	87,912				87,912
SBI Investments LLC [Member]
Note payable principal amount								550,000	$ 550,000				550,000
Old Capital Notes [Member]
Note payable interest rate									24.00%
Common stock discounted percentage									60.00%
Common stock conversion description									The Company may redeem the Notes for 125% or 150% of the redemption amount and accrued interest. The Company may upon certain equity conditions redeemed certain notes at the lessor of fixed conversion price and 60% of 15 Trading day low VWAP.
Debt default interest rate									60.00%
Minimum [Member] | Old Capital Notes [Member]
Debt instrument, redemption percentage									125.00%
Maximum [Member] | Old Capital Notes [Member]
Debt instrument, redemption percentage									150.00%
Common Stock [Member]
Debt instrument convertible debt												$ 868			$ 868	$ 6,711
Debt converted into shares of common stock												868,182			868,181	6,709,583
Old Main Capital, LLC [Member]
Common stock discounted percentage															70.00%
Common stock conversion description															The Base Conversion Price shall equal the lower of (i) the closing price of the Common Stock on March 9, 2016, or (ii) 70% of the lowest VWAP of the Common Stock for the 15 trading days immediately prior to the date of the Bi-Weekly Payment.
Repayment of note payable
Old Main Capital, LLC [Member] | March 2016 Note [Member]
Percentage of prepayment price of multiplied outstanding principal and interest															125.00%
Debt face amount															$ 10,000
Common stock conversion description															The March 2016 Note can be prepaid by the Company at any time while the March 2016 Note is outstanding, at a prepayment price of 125% multiplied by the outstanding principal and interest of the March 2016 Note, subject to Old Main's discretionary acceptance. If an event of default occurs under the March 2016 Note, which is not cured within three business days, then upon Old Main's provision of notice to the Company of the occurrence of such event of default, the Company shall within three business days of such default notice, pay the total amount outstanding under the March 2016 Note in cash (including principal, accrued and unpaid interest, applicable penalties (including default multipliers). In the event that the Company does not pay the total amount outstanding within three (3) business days of such default notice, then the total amount outstanding under the March 2016 Note (post-default amount) at that time shall increase by 50%, and on the fourth business day after such default notice (the "Second Amortization Payment Date"), the Company shall begin to make weekly amortization payments (for the avoidance of doubt, weekly shall mean every week) (each a "Weekly Payment"), in (1) cash to Old Main or (2) Common Stock at a price per share equal to the lesser of (i) the closing price of the Company's common stock on March 9, 2016 or (ii) 52% of the lowest VWAP of the Common Stock for the 15 consecutive Trading Days ending on the Trading Day that is immediately prior to the applicable conversion date. Each Weekly Payment shall consist of the greater of (i) $10,000 of value under the March 2016 Note or (ii) 1/24 th of the total outstanding amount under this March 2016 Note as of the Second Amortization Payment Date, including the principal, accrued and unpaid interest (prorated through the entire pay-off period), and any applicable penalties.
Old Main Capital, LLC [Member] | Minimum [Member]
Debt instrument periodic payment															$ 30,000
SBI Warrants [Member]
Percentage of beneficial ownership is limited															4.99%
Number of common stock shares issued for purchase of warrants															4,167
Warrants term															3 years
SBI Warrants [Member] | Minimum [Member]
Warrants exercise price per share															$ 2.46
SBI Warrants [Member] | Maximum [Member]
Percentage of beneficial ownership is limited															9.99%
Warrants exercise price per share															$ 2.88
Securities Purchase Agreement [Member] | April 2017 Old Main Note [Member]
Note payable interest rate							10.00%												24.00%
Debt conversion price per share							$ 0.07
Debt face amount							$ 75,000
Penalty interest percentage																			25.00%
Common stock conversion description							Old Main has the right from and after a 180 day delay from the Date of Issuance, and until any time until the Note is fully paid, to convert any outstanding and unpaid principal portion of the Note, and accrued interest, into fully paid and non-assessable shares of Common (par value $.001 per share). Bi-weekly amortization payments are due after 6 months.
Common stock par value							$ 0.001
Debt beneficial Percentage							9.99%
Accrued interest, percentage							150.00%
Debt instrument, redemption percentage							150.00%
Debt default interest rate							24.00%
Percentage of beneficial ownership is limited							100.00%
Securities Purchase Agreement [Member] | April 2017 Old Main Note [Member] | Tranches 1 [Member]
Debt face amount						$ 19,167
Debt discount						1,917
Repayment of note payable						17,250
Legal fees						1,250
Securities Purchase Agreement [Member] | April 2017 Old Main Note [Member] | Tranches 2 [Member]
Debt face amount					$ 14,444
Debt discount					1,444
Repayment of note payable					13,000
Securities Purchase Agreement [Member] | April 2017 Old Main Note [Member] | Tranches 3 [Member]
Debt face amount				$ 15,000
Debt discount				1,500
Repayment of note payable				13,500
Securities Purchase Agreement [Member] | April 2017 Old Main Note [Member] | Tranches 4 [Member]
Debt face amount			$ 12,778
Debt discount			1,278
Repayment of note payable			11,500
Securities Purchase Agreement [Member] | April 2017 Old Main Note [Member] | Tranches 5 [Member]
Debt face amount		$ 11,667
Debt discount		1,167
Repayment of note payable		$ 10,500
Securities Purchase Agreement [Member] | April 2017 Old Main Note [Member] | Tranches 6 [Member]
Debt face amount	$ 10,278
Debt discount	1,028
Repayment of note payable	9,250
Securities Purchase Agreement [Member] | April 2017 SBI Note [Member]
Note payable interest rate							10.00%												24.00%
Debt conversion price per share							$ 0.07
Debt face amount							$ 75,000
Penalty interest percentage																			25.00%
Common stock conversion description							SBI has the right from and after a 180 day delay from the Date of Issuance, and until any time until the Note is fully paid, to convert any outstanding and unpaid principal portion of the Note, and accrued interest, into fully paid and non-assessable shares of Common (par value $.001 per share). Bi-weekly amortization payments are due after 6 months.
Common stock par value							$ 0.001
Debt beneficial Percentage							9.99%
Accrued interest, percentage							150.00%
Debt instrument, redemption percentage							150.00%
Debt default interest rate							24.00%
Percentage of beneficial ownership is limited							100.00%
Securities Purchase Agreement [Member] | April 2017 SBI Note [Member] | Tranches 1 [Member]
Debt face amount						19,167
Debt discount						1,917
Repayment of note payable						17,250
Legal fees						$ 1,250
Securities Purchase Agreement [Member] | April 2017 SBI Note [Member] | Tranches 2 [Member]
Debt face amount					14,444
Debt discount					1,444
Repayment of note payable					$ 13,000
Securities Purchase Agreement [Member] | April 2017 SBI Note [Member] | Tranches 3 [Member]
Debt face amount				15,000
Debt discount				1,500
Repayment of note payable				$ 13,500
Securities Purchase Agreement [Member] | April 2017 SBI Note [Member] | Tranches 4 [Member]
Debt face amount			12,778
Debt discount			1,678
Repayment of note payable			$ 11,500
Securities Purchase Agreement [Member] | April 2017 SBI Note [Member] | Tranches 5 [Member]
Debt face amount	10,278
Debt discount	1,028
Repayment of note payable	$ 9,250
Securities Purchase Agreement [Member] | Old Main Capital, LLC [Member]
Agreed to invested in exchange for note payable											$ 450,000
Note payable principal amount											$ 473,684
Note payable interest rate											10.00%
Repayment of convertible debt											$ 250,000
Debt maturity date											Sep. 08, 2016
Convertible debt payable bear interest rate until it is paid											24.00%
Debt instrument periodic payment											$ 25,000
Common stock discounted percentage										60.00%	70.00%
Percentage of prepayment price of multiplied outstanding principal and interest											125.00%
Percentage of redemption price of multiplied by outstanding principal and interest											130.00%
Change in carrying value of the debt percentage										10.00%
Extinguishment of debt amount																	$ 144,205
Debt instrument convertible debt										$ 473,684						$ 180,908	92,180
Debt interest amount										$ 28,033
Debt converted into shares of common stock										283,645
Securities Purchase Agreement [Member] | Old Main Capital, LLC [Member] | March 2016 Note [Member]
Note payable principal amount										$ 296,153
Note payable interest rate										10.00%
Debt maturity date										Mar. 09, 2017
Convertible debt payable bear interest rate until it is paid										24.00%
Debt face amount										$ 269,500
Debt discount										$ 26,653
Convertible notes payable																				$ 85,000	$ 100,000	$ 84,500
Securities Purchase Agreement [Member] | Old Main Capital, LLC [Member] | Convertible Promissory Note [Member ]
Note payable principal amount									$ 87,912						$ 87,912	87,912
Note payable interest rate									10.00%										24.00%
Debt maturity date									Jun. 09, 2017
Convertible debt payable bear interest rate until it is paid									24.00%
Common stock discounted percentage									60.00%
Debt face amount									$ 80,000
Penalty interest percentage																			25.00%
Accrued interest															120,317	44,038
Accrued and unpaid interest															4,396	4,396
Accounts payable and accrued liabilities															115,921	39,642
Debt discount									$ 7,912
Securities Purchase Agreement [Member] | Old Main Capital, LLC [Member] | Minimum [Member]
Debt conversion price per share										$ 1.17
Securities Purchase Agreement [Member] | Old Main Capital, LLC [Member] | Maximum [Member]
Debt conversion price per share										$ 2.55
Securities Purchase Agreement [Member] | Old Main Capital, LLC [Member] | Common Stock [Member]
Common stock discounted percentage											52.00%
Securities Purchase Agreement [Member] | Old Main Capital, LLC [Member] | Within 30 days after Issuance Date [Member]
Repayment of convertible debt											$ 200,000
Securities Purchase Agreement [Member] | SBI Investments LLC [Member]
Note payable principal amount															$ 450,287	457,996
Common stock discounted percentage														60.00%
Percentage of prepayment price of multiplied outstanding principal and interest															125.00%
Debt instrument convertible debt															$ 7,709
Debt face amount															$ 7,709	92,004
Penalty interest percentage															24.00%
Accrued interest															$ 498,424	217,448
Accrued and unpaid interest															22,000	22,000
Accounts payable and accrued liabilities															$ 476,424	195,448
Common stock conversion description														The Base Conversion Price shall equal the lower of (i) the closing price of the Common Stock on June 30, 2016, $2.40 per share, or (ii) 60% of the lowest VWAP of the Common Stock for the 20 trading days immediately prior to the date of the Bi- Weekly Payment.	The Base Conversion Price shall equal the lower of (i) the closing price of the Common Stock on June 30, 2016, $2.40 per share, or (ii) 60% of the lowest VWAP of the Common Stock for the 20 trading days immediately prior to the date of the Bi-Weekly Payment.
Securities Purchase Agreement [Member] | SBI Investments LLC [Member] | Convertible Promissory Note [Member ]
Note payable principal amount								$ 550,000					$ 550,000
Note payable interest rate								8.00%					8.00%						24.00%
Debt maturity date								Jun. 30, 2017
Convertible debt payable bear interest rate until it is paid								24.00%					24.00%
Common stock discounted percentage								60.00%
Debt face amount								$ 500,000					$ 500,000
Future financing minimum amount on debt														$ 25,000	$ 25,000
Penalty interest percentage																			25.00%
Debt discount								$ 50,000					$ 50,000
8% Convertible Promissory Note [Member] | Old Main Capital, LLC [Member]
Note payable principal amount															250,000	250,000
Note payable interest rate										8.00%								24.00%
Debt maturity date										Mar. 09, 2017
Common stock discounted percentage										60.00%
Debt face amount										$ 250,000
Future financing minimum amount on debt										$ 5,000,000
Penalty interest percentage																		25.00%
Loss on extinguishment of debt																	94,030
Accrued interest														0	338,959	123,208
Accrued and unpaid interest															10,000	10,000
Accounts payable and accrued liabilities															328,959	113,208
March 2016 Note [Member]
Note payable principal amount															115,245	115,245
Note payable interest rate																			24.00%
Debt maturity date									Jun. 09, 2017
Common stock discounted percentage									60.00%
Penalty interest percentage																			25.00%
Loss on extinguishment of debt																	$ 88,956
Accrued interest															197,149	82,711
Accrued and unpaid interest															14,808	14,808
Accounts payable and accrued liabilities															$ 182,341	$ 62,903
Convertible Note Agreements [Member]
Common stock discounted percentage															60.00%
Common stock conversion description															The Holders have the right from and after a 180 day delay from the Date of Issuance, and until any time until the Note is fully paid, to convert any outstanding and unpaid principal portion of the Note, and accrued interest, into fully paid and non-assessable shares of Common (par value $.001 per share). Bi-weekly amortization payments are due after 6 months.
Common stock par value															$ 0.001
Debt default interest rate															24.00%
Percentage of beneficial ownership is limited															9.99%
Number of common stock shares issued for purchase of warrants															8,334
Convertible Note Agreements [Member] | Minimum [Member]
Note payable interest rate															8.00%
Debt conversion price per share															$ 2.25
Accrued interest, percentage															125.00%
Debt instrument, redemption percentage															150.00%
Convertible Note Agreements [Member] | Maximum [Member]
Note payable interest rate															10.00%
Debt conversion price per share															$ 2.34
Accrued interest, percentage															150.00%
Debt instrument, redemption percentage															125.00%
Convertible Note Agreements [Member] | SBI Investments LLC [Member]
Change in carrying value of the debt percentage													10.00%
Loss on extinguishment of debt													$ 182,986